BANK LOANS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Debt Disclosure [Abstract]
Interest expense	$ 294,628	$ 396,517	$ 471,443
Capitalized interest			$ 90,775